As filed with the Securities and Exchange Commission on August 30, 2024

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

James Cooper Abbott, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies to:

Deepa Damre Smith, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, $0.001 par value per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Matthews International Funds

dba Matthews Asia Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

[  ], 2024

Dear Shareholder:

You are receiving this Information Statement/Prospectus because you own shares in the following fund (the “Target Fund”):

●	Matthews Asian Growth and Income Fund, a series of Matthews Asia Funds

We are writing to inform you about a reorganization of the Target Fund with the Matthews Emerging Markets Equity Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds” and each, a “Fund”), also a series of the Trust. In this reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of the Target Fund will be effected on a tax-free basis for federal income tax purposes on or about [November 8, 2024].

Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). The Acquiring Fund will continue to be managed by Matthews International Capital Management, LLC (“Matthews”).

Matthews believes that the Reorganization is in the best interests of shareholders of both the Target Fund and the Acquiring Fund. In recommending the Reorganization to the Board of Trustees of the Trust, Matthews noted that approximately 80% of the companies comprising the emerging markets equity investment universe (as represented by the MSCI Emerging Markets Index) are located in Asia, and, therefore, that there is a substantial overlap between an investment strategy focused on emerging market equity securities and one focused on growth and income-generating securities in the Asian region. Further, Matthews noted that the broader emerging markets universe in which the Acquiring Fund operates should benefit shareholders of the Target Fund and will have the potential to improve long-term performance for those shareholders. Matthews further believes that it is in the best interests of the Target Fund to combine the Target Fund’s assets with a fund with a lower overall expense structure and generally better performance, recognizing that the Acquiring Fund has a shorter operating history. Matthews also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Trust for a reorganization with the Target Fund. Matthews believes that continuing to operate the Target Fund as currently constituted is not in the long-term best interests of the Target Fund. Matthews also believes that both Funds may benefit from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization. As a result, Matthews determined it prudent to recommend the Reorganization to the Board of Trustees of the Trust.

The table below sets forth the Acquiring Fund and the anticipated schedule for the Reorganization:

Target Fund	Acquiring Fund	Expected Closing Date
Matthews Asian Growth and Income Fund	Matthews Emerging Markets Equity Fund	[November 8], 2024

The Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, which is included as Appendix A to these materials. The Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended.

The Board of Trustees of the Funds, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Funds as that term is defined in the Investment Company Act of 1940), approved the Reorganization and determined, with respect to the Reorganization, that participation in the Reorganization is in the best interests of each Fund and the interests of existing shareholders of each Fund, as applicable, would not be diluted as a result of the Reorganization.

No shareholder vote is required to complete the Reorganization. We are not asking you for a proxy and you are requested not to send us a proxy.

If you do not wish to participate in the Reorganization, you can exchange your Target Fund shares for shares of another Matthews Asia Funds mutual fund or redeem your Target Fund shares before completion of the Reorganization. Prior to doing so, however, you should consider the tax consequences associated with either action.

The accompanying Information Statement/Prospectus provides more information about the Reorganization. Please carefully review the additional information provided in this document. If you have questions, please call 1-800-789-ASIA (2742).

Sincerely,

J. Cooper Abbott

Trustee and President

Matthews Asia Funds

QUESTIONS AND ANSWERS

Shareholders should read this entire Information Statement/Prospectus carefully.

The following is a brief Q&A that will help explain the Reorganization (as defined below), including the reasons for the Reorganization. A more detailed discussion of the Reorganization follows this section.

Q.   What is happening to my investment? Why am I receiving an Information Statement/Prospectus?

A.   You are receiving this Information Statement/Prospectus because you own shares in the Matthews Asian Growth and Income Fund (“Target Fund”).

The Target Fund will be reorganized into the Matthews Emerging Markets Equity Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”). All of your Target Fund shares will be exchanged for shares of the Acquiring Fund, as discussed below. Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.” The chart below lists the name of the Target Fund and the Acquiring Fund:

Target Fund	Acquiring Fund
Matthews Asian Growth and Income Fund	Matthews Emerging Markets Equity Fund

The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and Liquidation (the “Plan”). The Plan provides for the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled.

Q.    Has the Board of Trustees of the Target Fund approved the Reorganization?

A.    Yes. The Board of Trustees of each Fund is comprised of the same individuals because both Funds are series of the Trust. The Board of Trustees of the Funds (the “Board”) approved the Reorganization. The Board, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Fund, the participation in the Reorganization is in the best interests of each Fund and that the interests of existing Fund shareholders will not be diluted as a result of the Reorganization.

Q.    Why is the Reorganization occurring?

A.    The Target Fund’s investment adviser, Matthews International Capital Management, LLC (“Matthews”), proposed the Reorganization because it believes that the Reorganization is in the best interests of shareholders of both the Target Fund and the Acquiring Fund. In recommending the Reorganization to the Board of Trustees of the Trust, Matthews noted that approximately 80% of the companies comprising the emerging markets equity investment universe (as represented by the MSCI Emerging Markets Index) are located in Asia, and, therefore, that there is a substantial overlap between an investment strategy focused on emerging market equity securities and one focused on growth and income-generating securities in the Asian region. Further, Matthews noted that the broader emerging markets universe in which the Acquiring Fund operates should benefit shareholders of the Target Fund and will have the potential to improve long-term performance for those shareholders. Matthews further believes that it is in the best interests of the Target Fund to combine the Target Fund’s assets with a fund with a lower overall expense structure and generally better performance, recognizing that the Acquiring Fund has a shorter operating history. Matthews also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Trust for a reorganization with the Target Fund. Matthews believes that continuing to operate the Target Fund as currently constituted is not in the long-term best interests of the Target Fund. Matthews also believes that both Funds may benefit from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization. As a result, Matthews determined it prudent to recommend the Reorganization to the Board of Trustees of the Trust.

The Acquiring Fund and the Target Fund both seek long-term capital appreciation as their primary investment objective. The Target Fund also has a secondary investment objective to seek income. While the Acquiring Fund does not have a secondary income objective, historically it has provided a similar investment experience in terms of dividend yield and its exposure to dividend-paying common stocks. In addition, effective upon completion of the Reorganization, the Acquiring Fund will adopt, as part of its principal investment strategies, a policy to invest at least 20% of the Acquiring Fund’s net assets in income-producing securities.

Q.    How will the Reorganization affect me as a shareholder?

A.    Pursuant to the Reorganization Agreement, all of the assets and liabilities of the Target Fund will be combined with those of the Acquiring Fund. Once the Reorganization is completed, shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. The aggregate net asset value of your Target Fund shares immediately before the Reorganization will be the same as the aggregate net asset value of your Acquiring Fund shares immediately following completion of the Reorganization, so that the Reorganization will not affect the value of your investment. However, following the Reorganization you will no longer own shares of the Target Fund but instead will own shares of the Acquiring Fund. After the completion of the Reorganization, you will own a smaller percentage of the Acquiring Fund than you did of the Target Fund because the Combined Fund will be larger than the Target Fund.

Q.    Am I being asked to vote on the Reorganization?

A.    No. Shareholders of the Target Fund are not required to approve the Reorganization under state or federal law, the 1940 Act, or the organizational documents governing the Target Fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.    Will the fees and expenses of the Acquiring Fund be lower than the fees and expenses of the Target Fund?

A.    Yes. Following the Reorganization, the Acquiring Fund’s projected total annual operating expenses are expected to be below those of the Target Fund for each class of shares as a result of an expense cap implemented by Matthews with respect to the Acquiring Fund that will carry over to the Combined Fund.

Q.    What will I have to do to open an account in the Acquiring Fund?

A.    Your shares automatically will be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Acquiring Fund as you currently hold of the Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to the Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q.    Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

A.    No. However, you will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the Target Fund and the Acquiring Fund on the Closing Date. Thus, on the Closing Date, if the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of the Target Fund shares you held immediately prior to the Reorganization.

Q.    Who will advise the Acquiring Fund once the Reorganization is completed?

A.    As you know, the Target Fund is advised by Matthews. The Acquiring Fund is also advised by Matthews and will continue to be advised by Matthews once the Reorganization is completed.

Q.     Will my rights as a shareholder change after the Reorganization?

A.    No, your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Acquiring Fund, which is a separate series of the Trust. The shareholder services available to you after the Reorganization will be identical.

Q.    Will the Target Fund or Acquiring Fund charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganization?

A.    No. Neither the Target Fund nor the Acquiring Fund will charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganization.

Q.    When is the Reorganization expected to occur?

A.    Matthews anticipates that the Reorganization will occur after the close of trading on the following date (the “Closing Date”):

Target Fund	Acquiring Fund	Expected Closing Date
Matthews Asian Growth and Income Fund	Matthews Emerging Markets Equity Fund	[November 8], 2024

The Closing Date may be delayed. The Target Fund will publicly disclose any changes to the applicable Closing Date.

Q.    Who will pay the costs in connection with the Reorganization?

A.     Matthews has agreed to pay 30% of the expenses incurred in connection with the preparation and distribution of the Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the closing of the Reorganization. The remaining expenses will be shared by the Target Fund and Acquiring Fund in proportion to each Fund’s net assets, subject to applicable expense limitations. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000] equal to approximately [0.14%] of the Target Fund’s assets or, based on shares outstanding as of June 30, 2024, $[0.02] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization). Please refer to “Information about the Reorganization – Who will pay the expenses of the Reorganization?” for additional information about the expenses associated with the Reorganization.

Q.    Will the Reorganization result in any federal tax liability to me?

A.    No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

While the portfolio managers of the Acquiring Fund anticipate retaining a portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate selling a material portion of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily because certain of the current holdings of the Target Fund are deemed not to be appropriate for the Acquiring Fund. Matthews anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s investment process before and after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000] equal to approximately [0.14%] of the Target Fund’s assets or, based on shares outstanding as of June 30, 2024, $0.[02] per share. These costs will be borne by the Target Fund.

Whether certain of the Target Fund’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. No significant distributions to Target Fund shareholders are expected, but any distributions could be taxable for shareholders depending on whether the shares are held in tax-advantaged accounts such as individual retirement accounts (“IRAs”).

Q.    Can I purchase, redeem, or exchange shares of the Target Fund before the Reorganization takes place?

A.    Yes. Purchase orders, exchange orders, and redemption orders must be received by the Target Fund by the dates indicated below:

Target Fund	Final Date to Purchase Target Fund Shares or Exchange Shares of Another Matthews Asia Funds Mutual Fund for Target Fund Shares	Final Date to Redeem Target Fund Shares or Exchange Target Fund Shares for Shares of Another Matthews Asia Funds Mutual Fund
Matthews Asian Growth and Income Fund	[October 25], 2024	[November 7], 2024

These dates may change if the Closing Date of the Reorganization changes. Any changes to a Closing Date of the Reorganization will be communicated to shareholders.

If you redeem or exchange your Target Fund shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.    Whom do I contact for further information?

A.    If you have questions, please call 1-800-789-ASIA (2742). You can also find information online at www.matthewsasia.com.

Important additional information about the Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

The information in this Combined Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION DATED [   ], 2024

INFORMATION STATEMENT/PROSPECTUS

Dated [   ], 2024

Matthews International Funds

dba Matthews Asia Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

This Information Statement/Prospectus is being furnished to shareholders of the Matthews Asian Growth and Income Fund (the “Target Fund”), a series of Matthews International Funds (dba Matthews Asia Funds) (the “Trust”). As provided in an Agreement and Plan of Reorganization (the “Plan”), the Target Fund will be reorganized into the Matthews Emerging Markets Equity Fund (the “Acquiring Fund”), also a series of the Trust. Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). The Acquiring Fund is advised by Matthews International Capital Management, LLC (“Matthews”), the same investment adviser to the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Board of Trustees of each Fund is comprised of the same individuals because both Funds are series of the Trust. The Board of Trustees of the Funds (the “Board”) approved the Reorganization. The Board, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Fund, participation in the Reorganization is in the best interests of the Fund and that the interests of existing Fund shareholders will not be diluted as a result of the Reorganization.

The Reorganization will be accomplished in accordance with the Plan. The Plan provides for the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled in complete liquidation of the Target Fund. A copy of the form of the Plan pertaining to the Reorganization is included as Appendix A to this Information Statement/Prospectus.

For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and the shareholders of the Target Fund. If you remain a shareholder of the Target Fund on the Closing Date (as defined below) of the Reorganization, you will receive shares of the Acquiring Fund.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The Board has approved the Reorganization with respect to the Target Fund by which the Target Fund, a separate series of the Trust, an open-end management investment company, would be acquired by the Acquiring Fund. The Acquiring Fund and the Target Fund both seek long-term capital appreciation as their primary investment objective. The Target Fund also has a secondary investment objective to seek income. While the Acquiring Fund does not have a secondary income objective, historically it has provided a similar investment experience with respect to its dividend yield and its exposure to dividend-paying common stocks. In addition, effective upon completion of the Reorganization, the Acquiring Fund will adopt, as part of its principal investment strategies, a policy to invest at least 20% of the Acquiring Fund’s net assets in income-producing securities. The Acquiring Fund also has certain strategies that are similar and compatible with those of the Target Fund. The Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on the Target Fund’s and the Acquiring Fund’s investment strategies, see “Summary—How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?” below.

In the Reorganization, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Trust. When the Reorganization is complete, the Target Fund’s shareholders will hold the same class of shares of the Acquiring Fund as they currently hold of the Target Fund. The aggregate net asset value of the Acquiring Fund shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the Combined Fund than the shares held by those in the Target Fund prior to the Reorganization because the Combined Fund will be larger than the Target Fund.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The Reorganization is anticipated to occur after the close of trading on the following dates (the “Closing Date”):

Expected Closing Date
[November 8], 2024

The Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the Closing Date.

In preparation for the closing of the Reorganization, purchase orders, exchange orders, and redemption orders must be received by the Target Fund by the dates indicated below:

Target Fund	Final Date to Purchase Target Fund Shares or Exchange Shares of Another Matthews Asia Funds Mutual Fund for Target Fund Shares	Final Date to Redeem Target Fund Shares or Exchange Target Fund Shares for Shares of Another Matthews Asia Funds Mutual Fund
Matthews Asian Growth and Income Fund	[October 25], 2024	[November 7], 2024

These dates may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

Any shares of the Target Fund that you hold after the final redemption dates listed above will be reorganized into shares of the Acquiring Fund as a result of the Reorganization.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended, does not include certain information contained elsewhere in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.

A statement of additional information relating to this Information Statement/Prospectus and the proposed Reorganization (the “Statement of Additional Information”), dated [   ], 2024, is available upon request and without charge by contacting the Funds. This Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus.

The following additional materials are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus.

●

Prospectus and Statement of Additional Information, each dated April  29, 2024, as supplemented, containing additional information about the Target Fund and the Acquiring Fund, which is on file with the SEC (File No. 811-08510) (Accession No. 0001193125-24-122238); and

●	Summary Prospectus of the Acquiring Fund dated April 29, 2024, as supplemented, which is on file with the SEC (File No. 811-08510) (Accession No. 0001193125-24-122566).

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the Acquiring Fund will apply to the Institutional Class and Investor Class shares to be issued by the Acquiring Fund in connection with the Reorganization.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”) and, in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Matthews Asia Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

1-800-789-ASIA (2742)

The prospectus and statement of additional information of the Target Fund and the Acquiring Fund are available at https://www.matthewsasia.com/resources/docs/fund-documents. The Annual Reports and Semi-Annual Reports of the Target Fund and the Acquiring Fund are available at https://www.matthewsasia.com/resources/docs/shareholder-reports.

All available materials have been filed with the SEC.

Each Fund also files proxy materials, information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be obtained electronically from the EDGAR database on the SEC’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

This Information Statement/Prospectus dated [   ], 2024, is expected to be mailed to shareholders of the Target Fund on or about [   ], 2024.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganization, a form of which is attached to this Information Statement/Prospectus in Appendix A, and the Acquiring Fund prospectus, which accompanies this Information Statement/Prospectus. For purposes of this Information Statement/Prospectus, the terms “shareholder,” “you,” and “your” refer to shareholders of the Target Fund.

What is happening to the Target Fund?

The Target Fund will be reorganized into the Acquiring Fund. Following the reorganization, the Target Fund will be liquidated. The Acquiring Fund is advised by Matthews International Capital Management, LLC (“Matthews”), the same investment adviser for the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

In this reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of the Target Fund will be effected on a tax-free basis for federal income tax purposes.

The reorganization of the Target Fund into the Acquiring Fund, along with the subsequent liquidation of the Target Fund, is referred to in this Information Statement/Prospectus as the “Reorganization,” and the Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and Liquidation (the “Plan”). For reference purposes, the Target Fund and the Acquiring Fund are listed in the chart below.

Target Fund	Acquiring Fund
Matthews Asian Growth and Income Fund	Matthews Emerging Markets Equity Fund

How will the Reorganization be implemented?

The Plan provides for the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate net asset value of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled in complete liquidation of the Target Fund.

After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur after the close of business on the Closing Date of the Reorganization, which is the specific date on which the Reorganization takes place. The expected Closing Date of the Reorganization is indicated below:

Expected Closing Date
[November 8], 2024

The Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the Closing Date.

Why is the Reorganization happening and did the Board approve the Reorganization?

After consideration of all relevant factors, including the potential impact of the Reorganization on the Target Fund’s shareholders, the Target Fund’s investment adviser, Matthews, proposed that the Target Fund be reorganized into the Acquiring Fund because Matthews believes that the Reorganization is in the best interests of shareholders of both the Target Fund and the Acquiring Fund. In recommending the Reorganization to the Board of Trustees of the Trust, Matthews noted that approximately 80% of the companies comprising the emerging markets equity investment universe (as represented by the MSCI Emerging Markets Index) are located in Asia, and, therefore, that there is a substantial overlap between an investment strategy focused on emerging market equity securities and one focused on growth and income-generating securities in the Asian region. Further, Matthews noted that the broader emerging markets universe in which the Acquiring Fund operates should benefit shareholders of the Target Fund and will have the potential to improve long-term performance for those shareholders. Matthews further believes that it is in the best interests of the Target Fund to combine the Target Fund’s assets with a fund with a lower overall expense structure and generally better performance, recognizing that the Acquiring Fund has a shorter operating history. Matthews also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Trust for a reorganization with the Target Fund. Matthews believes that continuing to operate the Target Fund as currently constituted is not in the long-term best interests of the Target Fund. Matthews also believes that both Funds may benefit from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization. As a result, Matthews determined it prudent to recommend the Reorganization to the Board of Trustees of the Trust

The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Trustees”), determined that, with respect to the Reorganization, participation in the Reorganization is in the best interests of each Fund and the interests of the existing shareholders of the Funds, as applicable, will not be diluted as a result of the Reorganization. The Board made this determination based on various factors that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”

How will the Reorganization affect me?

When the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. As described in more detail above, upon completion of the Reorganization, you will receive the same class of shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned on the Closing Date of the Reorganization.

Who will bear the costs associated with the Reorganization?

Matthews has agreed to pay 30% of the expenses incurred in connection with the preparation and distribution of the Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the closing of the Reorganization. The remaining expenses will be shared by the Target Fund and Acquiring Fund in proportion to each Fund’s net assets, subject to applicable expense limitations. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000 equal to approximately [0.14%] of the Target Fund’s assets] or, based on shares outstanding as of [June 30], 2024, $[0.02] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization). Please refer to “Information about the Reorganization – Who will pay the expenses of the Reorganization?” for additional information about the expenses associated with the Reorganization.

What are the U.S. federal income tax consequences of the Reorganization?

As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund must receive an opinion of Paul Hastings LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund, and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. Capital gains from securities sales by the Target Fund prior to the Reorganization may be distributed by the Acquiring Fund after the Reorganization. Prior to the consummation of the Reorganization, you may redeem your Target Fund shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them.

While the portfolio managers of the Acquiring Fund anticipate retaining a portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate selling a material portion of the holdings of the Target Fund in preparation for the Reorganization The extent of these sales is primarily because certain of the current holdings of the Target Fund are deemed not to be appropriate for the Acquiring Fund. Matthews anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s investment process before and after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000 equal to approximately [0.14%] of the Target Fund’s assets] or, based on shares outstanding as of [June 30], 2024, $0.[02] per share. These costs will be borne by the Target Fund.

Whether certain of the Target Fund’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the

Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. No significant distributions to Target Fund shareholders are expected, but any distributions could be taxable for shareholders depending on whether the shares are held in tax-advantages  accounts such as IRAs.

How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?

The Target Fund and the Acquiring Fund have compatible investment objectives and fundamental investment policies. The Acquiring Fund also has certain strategies that are similar and compatible with those of the Target Fund. The Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below.

Investment Objectives and Investment Strategies

Investment Objectives

Both the Target Fund and the Acquiring Fund have the same primary investment objective to seek long-term capital appreciation. The Target Fund also has a secondary fundamental investment objective to seek income. The investment objective of each Fund is fundamental, which means that it cannot be changed without a vote of a majority of the voting securities of the applicable Fund. Upon the completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities, which is consistent with the Acquiring Fund’s historical level of income generation and will align the Acquiring Fund with the Target Fund’s secondary objective of seeking income without disrupting the Acquiring Fund’s past investment approach. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. Therefore, Matthews views the Acquiring Fund’s level of income production as compatible with the secondary investment objective of the Target Fund.

Principal Investment Strategies

The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries. A portion of these common and preferred stocks will generally include income-generating securities. As noted above, upon completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. The list of emerging market countries and frontier market countries may change from time to time.

The Target Fund seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region.

A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the Fund’s primary benchmark index; or (v) it is denominated in the currency of an Asian country (or other specific country) and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Each Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

For each Fund, Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but both the Acquiring Fund and the Target Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of each Fund may result in a significant portion of each Fund’s assets being invested from time to time in one or more sectors, but each Fund may invest in companies in any sector.

Each Fund’s principal investment strategies may be changed without shareholder approval.

The Combined Fund’s principal investment strategies will be those of the Acquiring Fund, except that the Acquiring Fund will add a principal investment strategy to invest at least 20% of its net assets in income-producing securities.

Fundamental Investment Policies

The Target Fund and the Acquiring Fund have adopted compatible fundamental investment policies, which may not be changed without prior shareholder approval. The fundamental investment policies for the Acquiring Fund and the Target Fund are listed in the statement of additional information dated April 29, 2024, as supplemented, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

The Target Fund currently operates with two fundamental restrictions that the Acquiring Fund has not adopted: (A) the Target Fund is prohibited from owning more than 10% of outstanding voting securities of any one issuer; and (B) the Target Fund is prohibited from investing more than 5% of its assets in companies that are under three years old. Upon completion of the Reorganization, the Acquiring Fund will adopt these fundamental restrictions, such that the fundamental investment restrictions of the Target Fund and the Acquiring Fund will be the same at the closing of the Reorganization.

In addition, as noted above, the Target Fund has a secondary fundamental investment objective to seek income. Upon completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities, which is consistent with the Acquiring Fund’s historical level of income generation and will align the Acquiring Fund with the Target Fund’s secondary fundamental investment objective without disrupting the Acquiring Fund’s past investment approach. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. Therefore, Matthews views the Acquiring Fund’s level of income production as compatible with the secondary investment objective of the Target Fund.

What are the principal risks of an investment in the Acquiring Fund?

An investment in the Acquiring Fund has some risks that are similar to those of an investment in the Target Fund and some that are different. For further information about the risks of investments in the Funds, see the section entitled “Comparison of the Funds’ Risks” below.

How will the Reorganization affect my fees and expenses?

The Acquiring Fund and the Target Fund have the same management fee. Although the Acquiring Fund’s net expense ratio is higher than each class of the Target Fund, Matthews has agreed to waive fees and reimburse expenses through December 31, 2025, such that after waivers, the Acquiring Fund will have a lower net expense ratio than each share class of the Target Fund. A comparison of the fees and expenses of the Target Fund and Acquiring Fund is provided below under the heading, “What are the fees and expenses of the Funds and what might they be after the Reorganization?”

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the performance records of the Funds compare?

The following bar charts and tables illustrate the risks of investing in each Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

Calendar Year Total Returns, as of December 31 each year for

Investor Class Shares of the Target Fund (Matthews Asian Growth and Income Fund)

During the period shown in the bar chart, the highest return for a quarter was 15.52% (quarter ended December 31, 2020) and the lowest return for a quarter was -18.88% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Since Inception (10-29-10)	Since Inception (9-12-94)
Institutional Class Shares	3.39%	2.92%	1.95%	3.05%	N/A
Investor Class Shares	3.33%	2.78%	1.81%	N/A	7.61%
MSCI All Country Asia ex Japan Index	6.34%	4.01%	4.17%	3.85%[1]	4.13%[2]

1 Calculated from 10-29-10.

2 Calculated from 8-31-94.

Calendar Year Total Returns, as of December 31 each year for

Investor Class Shares of the Acquiring Fund (Matthews Emerging Markets Equity Fund)

During the period shown in the bar chart, the highest return for a quarter was 22.15% (quarter ended December 31, 2020) and the lowest return for a quarter was -14.96% (quarter ended June 30, 2022).

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	Since Inception (4-30-20)
Institutional Class Shares	8.63%	9.25%
Investor Class Shares	8.43%	9.04%
MSCI Emerging Markets Index	10.27%	5.82%

Because the Combined Fund will most closely resemble the Acquiring Fund, the Acquiring Fund will be the accounting survivor of the Reorganization. The Combined Fund will also maintain the performance history of the Acquiring Fund at the closing of the Reorganization.

How do the procedures for purchase, redemption and valuation of shares of the Funds compare?

Procedures for the purchase, redemption and valuation of shares of the Target Fund and the Acquiring Fund are identical. Information about the Funds’ procedures for the purchase, redemption and valuation of shares is contained in the prospectuses and statement of additional information of the Target Fund and Acquiring Fund.

What are the fees and expenses of the Funds and what might they be after the Reorganization?

Fee Table

Fee Table of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund

(as of December 31, 2023 (unaudited))

The fee table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended December 31, 2023 for each class of shares of the Funds and estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund for the 12-month period ended December 31, 2023, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Fund (Matthews Asian Growth and Income Fund)	Acquiring Fund (Matthews Emerging Markets Equity Fund)	Pro Forma Combined Fund	Target Fund (Matthews Asian Growth and Income Fund)	Acquiring Fund (Matthews Emerging Markets Equity Fund)	Pro Forma Combined Fund
	Institutional Class	Institutional Class	Institutional Class	Investor Class	Investor Class	Investor Class

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee on Redemptions (for wire redemptions only)	$9	$9	$9	$9	$9	$9
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses	0.34%	0.83%	[0.41]%	0.47%	1.02%	[0.57]%
Administrative and Shareholder Servicing Fees	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.02%	1.51%	[1.09]%	1.15%	1.70%	[1.25]%
Fee Waiver and Expense Reimbursement	N/A	(0.61)%[1]	[(0.19)]%[1]	N/A	(0.58)%[1]	[(0.13)]%[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.02%	0.90%	[0.90]%	1.15%	1.12%	[1.12]%

1 Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class of the Acquiring Fund and the Combined Fund to 0.90%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class of the Acquiring Fund and the Combined Fund. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class of the Acquiring Fund and the Combined Fund may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2025 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Expense Example

The Example is meant to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the Target Fund.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses are equal to the total annual fund operating expenses. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization. The example for the Acquiring Fund and the Combined Fund reflects the expense limitation for the one-year period only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Matthews Asian Growth and Income Fund — Target Fund

Institutional Class	$104	$325	$563	$1,248

Investor Class	$117	$365	$633	$1,398

Matthews Emerging Markets Equity Fund — Acquiring Fund

Institutional Class	$92	$417	$766	$1,749

Investor Class	$114	$479	$869	$1,960

Pro Forma — Combined Fund

Institutional Class	$[92]	$[328]	$[582]	$[1,312]

Investor Class	$[114]	$[384]	$[674]	$[1,500]

How do the portfolio turnover rates of the Funds compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 12% of the average value of its portfolio. For the same period, the Acquiring Fund’s portfolio turnover rate was 26%.

What are the Funds’ income and capital gain distribution policies?

The distribution policies of the Target Fund are the same as the Acquiring Fund with respect to the timing of distributions. Each Fund generally distributes net investment income once annually in December. With respect to each Fund, any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years.

Who manages the Funds?

The Target Fund and Acquiring Fund are each series of the Trust. The Trust is governed by the Board, which is responsible for overseeing all business activities of the Funds.

Matthews is the investment adviser to the Target Fund and the Acquiring Fund. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, CA 94111. Matthews was founded in 1991 by G. Paul Matthews. Matthews specializes in managing portfolios of Asian and emerging markets securities.

The Funds’ portfolio management teams are composed as follows:

Fund	Portfolio Managers
Matthews Asian Growth and Income Fund — Target Fund	Kenneth Lowe, CFA, Lead Manager Siddhartha Bhargava, Co-Manager Elli Lee, Co-Manager
Matthews Emerging Markets Equity Fund — Acquiring Fund	Sean Taylor, Lead Manager Alex Zarechnak, Lead Manager Andrew Mattock, CFA, Co-Manager Peeyush Mittal, CFA, Co-Manager Jeremy Sutch, Co-Manager

The Target Fund is managed by Kenneth Lowe, CFA, as Lead Manager. The Lead Manager is supported by and consults with the Target Fund’s Co-Managers, Siddhartha Bhargava and Elli Lee.

Mr. Lowe, Lead Manager of the Target Fund, joined Matthews in 2010. He manages the firm’s Asian Growth and Income and Asia Dividend Strategies. Before joining Matthews, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Applied Mathematics and Economics from the University of Glasgow. Mr. Lowe has been a Portfolio Manager of the Target Fund since 2011.

Mr. Bhargava, Co-Manager of the Target Fund, joined Matthews in 2011. He co-manages the firm’s Asian Growth and Income and Asia Dividend Strategies. Before joining Matthews, he was an Investment Analyst at Navigator Capital. Mr. Bhargava also served as a credit and debt market research assistant to Dr. Edward Altman at the New York University Salomon Center. From 2005 to 2008, he was a Credit Analyst at Sandell Asset Management. Siddharth received a B.A. in Economics from the University of Virginia and an MBA from the Stern School of Business at New York University. He is fluent in Hindi and conversational in German. Mr. Bhargava managed the Target Fund since 2021.

Ms. Lee, Co-Manager of the Target Fund, joined Matthews in 2016. She manages the firm’s Korea Strategy and co-manages the firm’s Asia Dividend, China Dividend and Asian Growth and Income Strategies. Before joining Matthews, Ms. Lee worked at Bank of America Merrill Lynch for 10 years, most recently in Korean Equity Sales and previously as an Equity Research Analyst covering South Korea’s engineering, construction, steel and education sectors. From 2003 to 2005, she was an Investor Relations Specialist at Hana Financial Group in Seoul. Ms. Lee earned a Master of Science in Global Finance from the Hong Kong University of Science and Technology Business School and New York University Stern School of Business, and received a B.A. in Economics from Bates College. She is fluent in Korean. Ms. Lee has been a Portfolio Manager of the Target Fund since 2023.

The Acquiring Fund is managed by Sean Taylor and Alex Zarechnak as Lead Managers. The Lead Managers are supported by and consult with the Acquiring Fund’s Co-Managers, Andrew Mattock, CFA, Peeyush Mittal, CFA, and Jeremy Sutch.

Mr. Taylor, Lead Manager of the Acquiring Fund, joined Matthews as Chief Investment Officer and Portfolio Manager in 2023. He manages the firm’s Pacific Tiger, Emerging Markets Equity and Asia ex Japan Total Return Equity Strategies and co-manages the firm’s Emerging Markets ex China Strategy. Before joining Matthews, Mr. Taylor was Chief Investment Officer APAC, Global Head of Emerging Markets Equity at DWS Group based in Hong Kong since 2013. From 2004 to 2011, he was an Investment Director at GAM Investments, based in London and Dubai. From 1997 to 2004, he was at Societe Generale as Head of International and Emerging Markets. Mr. Taylor has over 30 years of experience, including more than a decade as a CIO. He has overseen a number of emerging markets active strategies, including Latin America, India, China, Brazil, and Russia as well as international and global strategies during his career. He received his MBA from Manchester Business School and is a graduate of the Royal Military Academy, Sandhurst. Mr. Taylor has been a Portfolio Manager of the Acquiring Fund since 2023.

Mr. Zarechnak, Lead Manager of the Acquiring Fund, joined Matthews in 2020. He manages the firm’s Emerging Markets Equity and Emerging Markets ex China Strategies and co-manages the firm’s Emerging Markets Small Companies, Emerging Markets Discovery and Emerging Markets Sustainable Future Strategies. Before joining Matthews, he spent a total of 15 years (1998–2006 and 2012–2019) at Wellington Management as an analyst for the firm’s flagship Emerging Markets Equity Fund as a generalist first covering CEEMEA, then Latin America. From 2006 to 2012, he was a regional equity analyst at Capital Group, covering Emerging Markets with a focus on energy, telecoms and consumer sectors in Latin America and CEEMEA. Mr. Zarechnak began his Emerging Markets career as a Russia equity analyst with Templeton Emerging Markets, based in Moscow. He earned a B.A. in Economics and Government from the College of William and Mary. He is fluent in Russian. Mr. Zarechnak has been a Portfolio Manager of the Acquiring Fund since 2022.

Mr. Mattock, Co-Manager of the Acquiring Fund, joined Matthews in 2015. He manages the firm’s China, China Small Companies and China Discovery Strategies, and co-manages the firm’s Pacific Tiger, China Dividend, and Emerging Markets Equity Strategies. Before joining Matthews, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Mr. Mattock holds a Bachelor of Business majoring in Accounting from Australian Catholic University. He began his career at PricewaterhouseCoopers LLP and qualified as a Chartered Accountant. Mr. Mattock has been a Portfolio Manager of the Acquiring Fund since 2023.

Mr. Mittal, Co-Manager of the Acquiring Fund, joined Matthews in 2015. He manages the firm’s India Strategy and co-manages the firm’s Emerging Markets Equity, Emerging Markets ex China, Pacific Tiger and Asia Growth Strategies. Before joining Matthews, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Mr. Mittal began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. He earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Mr. Mittal has been a Portfolio Manager of the Acquiring Fund since 2023.

Mr. Sutch, Co-Manager of the Acquiring Fund, joined Matthews in 2015. He manages the firm’s Emerging Markets ex China Strategy, and co-manages the Emerging Markets Equity, Emerging Markets Small Companies, Emerging Markets Discovery, Asia Small Companies, Asia ex Japan Total Return Equity and Pacific Tiger Strategies. Before joining Matthews, he was Director and Global Head of Emerging Companies at Standard Chartered Bank in Hong Kong from 2012 to 2015, responsible for the fundamental analysis of companies in Asia, with a particular focus on small- and mid-capitalization companies. From 2009 to 2012, he was Managing Director at MJP Capital in Hong Kong, which he co-founded. His prior experience has included managing small-cap equities at Indus Capital Advisors and serving as Head of Hong Kong Research for ABN AMRO Asia Securities. Jeremy earned an M.A. in French and History from the University of Edinburgh. Mr. Sutch has been a Portfolio Manager of the Acquiring Fund since 2013.

The Portfolio Managers of the Acquiring Fund will be the Portfolio Managers of the Combined Fund.

Matthews may delegate certain portfolio management activities with respect to the Funds to a wholly owned subsidiary based outside of the United States. Any such participating affiliate would enter into a participating affiliate agreement with Matthews related to the Funds, and Matthews would remain fully responsible for the participating affiliate’s services as if Matthews had performed the services directly. Any delegation of services in this manner would not increase the fees or expenses paid by the Funds, and would normally be used only where a portfolio manager or other key professional is located in the country where the subsidiary is based.

As discussed above, following the Reorganization, the Acquiring Fund will have a lower net expense ratio than each share class of the Target Fund. However, the contractual agreements related to each Fund’s net expense ratio are different, as discussed below. In addition, unlike the Target Fund, the Acquiring Fund will be subject to a unitary fee structure, which will require Matthews to pay the Acquiring Fund’s ordinary operating expenses without any increase in its fee for advisory services, thus resulting in lower fees and expenses to shareholders. This obligation to bear Acquiring Fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without a vote of a majority of the voting securities of the Acquiring Fund.

Investment Advisory Agreement

Pursuant to the Trust’s Investment Advisory Agreement with Matthews (the “Advisory Agreement”), each of the Target Fund and the Acquiring Fund pays Matthews 0.75% of the aggregate average daily net assets of the Fund up to $2 billion (including the assets of various other series of the Trust, referred to as the “Family Priced Funds”), 0.6834% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $2 billion up to $5 billion, 0.65% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $5 billion up to $25 billion, 0.64% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $25 billion up to $30 billion, 0.63% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $30 billion up to $35 billion, 0.62% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $35 billion up to $40 billion, 0.61% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $40 billion up to $45 billion, and 0.60% of the aggregate average daily net assets of the Fund and other Family Priced Funds over $45 billion. The Funds shall pay to Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Funds’ average daily net assets for the month.

For the fiscal year ended December 31, 2023, each Fund paid investment management fees to Matthews as follows (as a percentage of average net assets):

Fund	Fee
Target Fund (Matthews Asian Growth and Income Fund)	0.68%

Acquiring Fund (Matthews Emerging Markets Equity Fund)	0.68%

The terms of the Advisory Agreement are identical and the services provided to each Fund under its Advisory Agreement are identical.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in the most recent annual report to shareholders.

INFORMATION ABOUT THE REORGANIZATION

Board Considerations Relating to the Reorganization

In considering and approving the Reorganization, the Board discussed Matthews’ views as to the future of the Target Fund, the current challenges faced by the Fund and the advantages of reorganizing it into the Acquiring Fund. The Board considered Matthews’ recommendation to approve the Reorganization at meetings held on May 15-16, 2024 and on August 27-28, 2024. Prior to approving the Reorganization, the Board reviewed substantial information and other materials provided prior to and during the meetings and at other meetings throughout the past year. Among other things, the Board reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Plan, including that the Reorganization be consummated on a tax-free basis.

In considering the Reorganization, the Board also took into account a number of factors. Some of the more prominent considerations are discussed further below. The Board considered the following matters, among others and in no order of priority:

●

The fact that the primary investment objective of the Target Fund is identical to the investment objective of the Acquiring Fund, that the Funds’ historical dividend yields and investment in dividend paying securities have been similar. They also considered that, effective upon completion of the Reorganization, the Acquiring Fund will adopt a principal investment strategy to invest at least 20% of its assets in income-producing securities, which will make the Acquiring Fund’s investment policies compatible with the Target Fund’s secondary investment objective to seek income. The fact that certain strategies of the Target Fund and the Acquiring Fund are compatible, while others are different. See “Summary—How do the Funds’ investment objectives, investment strategies, and fundamental investment policies compare?”;

●	The fact that the Acquiring Fund has the same investment adviser as the Target Fund and the Board will continue to oversee the Acquiring Fund;

●

The fact that over 80% of the companies comprising the emerging markets equities investment universe are located in Asia, and therefore that there is a overlap between an investment strategy focused on emerging markets equity investments and one focused on growth and income-generating securities in the Asian region;

●

The fact that the Target Fund has a narrower geographic universe, limited by its focus on Asia as compared to the Combined Fund. The Board of Trustees considered Matthews view that shareholders of the Target Fund may benefit from a more geographically diverse investment strategy;

●	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Fund;

●	The fact that each Fund has the same investment advisory contract and that the advisory fee for both Funds is the same;

●

The expectation that the Combined Fund will have total annual operating expenses below those of the Target Fund due to Matthews’ implementation of an expense cap for the Combined Fund’s Institutional Class shares, which will also result in a reduction in the expense cap for the Investor Class shares;

●

A portion of the portfolio holdings of the Target Fund would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Fund after completion of the Reorganization;

●

The relative size of the Target Fund and the Acquiring Fund, the fact that the Target Fund has been experienced net redemptions, and Matthews’ view as to the limited prospects for further growth and continued long-term viability of the Target Fund;

●

The relative performance histories of each Fund over different time periods compared with each other and the fact that the Acquiring Fund has had generally better historical performance compared with the Target Fund, recognizing that the Acquiring Fund has had a shorter operating history. While not predictive of future results, the Board of Trustees also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group;

●	The Reorganization, as contemplated by the Plan, will be a tax-free reorganization;

●

The costs of the Reorganization, as set forth in the Plan, will be allocated between Matthews and the Funds, with Matthews paying 30% of the expenses and the Funds sharing the remaining expenses based on their relative net assets, subject to applicable expense limitations;

●	The interests of the current shareholders of the Target Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

●	The Target Fund shareholders will receive Acquiring Fund shares with the same aggregate net asset value as their Target Fund shares;

●

Shareholders who do not want to participate in the Reorganization will be able to redeem their shares of the Target Fund before the closing of the Reorganization without the imposition of any redemption fee, with the exception of the standard $9 fee for redemptions by wire; and

●

The possible alternatives to the Reorganization, including the potential liquidation of the Target Fund which would result in tax consequences to Target Fund shareholders who may welcome an exchange into the Acquiring Fund that are avoided in the Reorganization.

The Board also considered factors that may not weigh in favor the Reorganization, which include, but are not limited to, the following:

●

The fact that brokerage commissions and other portfolio transaction costs associated with the disposition of certain of the holdings of the Target Fund in preparation for the Reorganization will be borne by the Target Fund and indirectly by shareholders of the Target Fund; and

●

The fact that certain of the Combined Fund’s expenses may be higher than the expense structure of the Acquiring Fund. The Board noted, however, that the total operating expenses of the Combined Fund after giving effect to the expense cap (as described above) are estimated to be [12] basis points lower for the Institutional Class and [3] basis points lower for the Investor Class as compared to the corresponding classes of the Target Fund.

The Board also took into account that Matthews is subject to certain conflicts of interest in recommending the Reorganization. For example, the Board considered that the Reorganization may result in some benefits and economies of scale for Matthews, which may include, for example, a reduction in the level of operational expenses incurred for administrative, compliance and portfolio management services as a result of the elimination of the Target Fund as a separate series of the Trust. The Board also considered that there might be other benefits to Matthews as a result of the Reorganization, such as increasing asset levels for the Acquiring Fund which might assist the Acquiring Fund to obtain sufficient scale to reduce the level of required Matthews expense reimbursement necessary under the Acquiring Funds expense limitation agreement. After consideration of all of these matters, the Board, including all of the Independent Trustees, concluded that the Reorganization of the Target Fund into the Acquiring Fund would be in the best interests of the Target Fund and its shareholders, and that the Target Fund’s shareholders would not have their interests diluted as a result of the

Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

INFORMATION ABOUT THE PLAN

This is only a summary of the Plan. You should read the form of the Plan, which is attached as Appendix A to this Information Statement/Prospectus, for complete information about the Reorganization.

How will the Reorganization be implemented?

The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The Trust will determine the Closing Date on which the Reorganization will take place.

The Plan provides for the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund followed immediately by the distribution by the Target Fund to its shareholders of the portion of shares of the Acquiring Fund to which the shareholder is entitled in complete liquidation of the Target Fund except as noted below.

Upon the closing of the Reorganization, shares of the Acquiring Fund will be transferred to each shareholder’s account. After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the Closing Date of the Reorganization, which is the specific date on which the Reorganization takes place. The expected Closing Date of the Reorganization is indicated below:

Expected Closing Date
[November 8], 2024

The Closing Date may be delayed. The Target Fund in which you hold shares will publicly disclose any changes to the Closing Date.

The parties may agree to amend the Plan to the extent permitted by law. If the Trust determines, the Plan may be terminated or abandoned at any time before the Reorganization.

The Trust has made representations and warranties in the Plan that are customary in matters such as the Reorganization. The Plan contains a number of conditions precedent that must occur before the Target Fund or Acquiring Fund is obligated to proceed with the Reorganization. One of these conditions requires that the Trust shall have received a tax opinion from Paul Hastings LLP as described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders.

Although shareholder approval of the Reorganization is not required and Matthews does not anticipate that the Reorganization will be terminated, if the Reorganization is terminated, shareholders of the Target Fund would be notified of the change and the Target Fund would continue to operate as a mutual fund as a series of the Trust.

Who will pay the expenses of the Reorganization?

Matthews has agreed to pay 30% of the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the closing of the Reorganization. The remaining expenses will be shared by the Target Fund and the Acquiring Fund in proportion to each Fund’s net assets, subject to applicable expense limitations.

The costs of the Reorganization shall include, but not be limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

The following estimated expenses represent management’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of this Information Statement/Prospectus, as measured in terms of total expenses and as a percentage of the Target Fund’s net assets. These expenses associated with the Reorganization are estimated to equal $[200,000]. The estimated expenses for the Reorganization are expected to equal [0.07]% of the net assets of the Target Fund as of [June 30], 2024.

In addition to the foregoing, management estimates that the Funds will incur the following transaction costs associated with the Reorganization, as measured in terms of total expenses and as a percentage of the Target Fund’s average net assets as of June 30, 2024. The Adviser has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000 equal to approximately [0.14%] of the Target Fund’s assets] or, based on shares outstanding as of [June 30], 2024, $[0.02] per share. These costs will be borne by the Target Fund and indirectly by the Target Fund’s shareholders (including Target Fund shareholders who receive shares of the Acquiring Fund in the Reorganization).

What are the tax consequences of the Reorganization?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Target Fund shareholders that have their Target Fund shares exchanged for Acquiring Fund Shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to the consummation of the Reorganization, Paul Hastings LLP will deliver an opinion (“Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Target Fund and the Acquiring Fund) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan, for federal income tax purposes:

●

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to the Reorganization” (within the meaning of Section 368(b) of the Code);

●	No Fund will recognize any gain or loss as a direct result of the Reorganization;

●	The Target Fund’s shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for Acquiring Fund shares;

●

The aggregate tax basis in Acquiring Fund shares that the Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that the Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;

●

The Acquiring Fund’s tax basis in each asset the Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore immediately after the Reorganization; and

●	The Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.

None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. The tax year of the Target Fund is expected to continue with its Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund. If the Reorganization were to end the tax year of the Target Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions may be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, the Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. In addition, even if its tax year is expected to continue with its Acquiring Fund, the Target Fund, if determined to be preferable, may declare a distribution to shareholders prior to Reorganization. Capital gains from securities sales by the Target Fund prior to the Reorganization may be distributed by the Acquiring Fund after the Reorganization.

General Limitation on Losses. [Assuming the Reorganization qualifies as tax-free Reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of the Target Fund will be available to offset future gains recognized by the combined Acquiring Fund. Capital losses of the Target Fund may be carried forward indefinitely to offset future capital gains. Capital loss carryforwards of the Target Fund are expected to be subject to annual limitations consistent with U.S. tax regulations. As of December 31, 2023, the Target Fund had capital loss carryforwards of $[24,542,384] that are not subject to expiration. As of December 31, 2023, the Acquiring Fund had capital loss carryforwards of $[5,511,740] that are not subject to expiration.]

The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS

The Target Fund and the Acquiring Fund are each series of the Trust, which was formed on April 13, 1994 under the laws of the State of Delaware, as a Delaware statutory trust, pursuant to a Trust Instrument dated April 8, 1994, as amended on June 27, 2022. The Trust is registered under the 1940 Act as an open-end management investment company. The operations of the Trust are governed by its Trust Instrument, By-Laws, and state law. The Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

What are the capitalizations of the Funds?

The following tables set forth as of June 30, 2024: (i) the unaudited capitalization of the Target Fund, (ii) the unaudited capitalization of the Acquiring Fund, and (iii) the unaudited pro forma combined capitalization of the Combined Fund. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization.

Target Fund (Matthews Asian Growth and Income Fund)

	Institutional Class	Investor Class	Target Fund Total

Net Assets:	$[68,528,915]	$[215,643,074]	$[284,171,989]

Shares Outstanding:	[5,345,444]	[16,780,309]	[22,125,753]

Net Assets Per Share:	$[12.82]	$[12.85]	N/A

Acquiring Fund (Matthews Emerging Markets Equity Fund)

	Institutional Class	Investor Class	Acquiring Fund Total

Net Assets:	$[12,435,687]	$[9,019,218]	$[21,454,905]

Shares Outstanding:	[971,343]	[703,983]	[1,675,326]

Net Assets Per Share:	$[12.80]	$[12.81]	N/A

Target Fund into Acquiring Fund Pro Forma Combined Fund(1)

	Institutional Class	Investor Class	Combined Fund Total

Net Assets:	$[80,964,602]	$[224,662,292]	$[305,626,894]

Shares Outstanding:	[6,325,164]	[17,537,947]	[23,863,111]

Net Assets Per Share:	$[12.80]	$[12.81]	N/A

(1)

The pro forma data reflects the combined assets after the reorganization of the Target Fund into the Acquiring Fund. The pro forma data also reflects adjustments to account for the estimated costs of the Reorganization to be borne by each Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Also included are brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

The information in the capitalization tables above is for informational purposes only. There is no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Target Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

AND THE TARGET FUND

Comparison of the Funds’ Investment Objectives and Principal Investment Strategies

The following summarizes the investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund. Further information about the Target Fund’s and Acquiring Fund’s investment objectives and strategies are contained in the prospectuses and statements of additional information of the Target Fund and Acquiring Fund, respectively, which are on file with the SEC. The prospectus of the Target Fund and the prospectus of the Acquiring Fund are also incorporated herein by reference.

Both the Target Fund and the Acquiring Fund have the same primary investment objective to seek long-term capital appreciation. The Target Fund also has a secondary fundamental investment objective to seek income. The investment objective of each Fund is fundamental, which means that it cannot be changed without a vote of a majority of the voting securities of the applicable Fund. Effective upon the completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities, which is consistent with the Acquiring Fund’s historical level of income generation and will more closely align the Acquiring Fund’s investment strategy with the Target Fund’s secondary objective of seeking income without disrupting the Acquiring Fund’s past investment approach.

The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries. A portion of these common and preferred stocks will generally include income-generating securities. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. As noted above, effective upon completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. The list of emerging market countries and frontier market countries may change from time to time.

The Target Fund seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region.

A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the Korea Composite Stock Price Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Each Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

For each Fund, Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but both the Acquiring Fund and the Target Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of each Fund may result in a significant portion of each Fund’s assets being invested from time to time in one or more sectors, but each Fund may invest in companies in any sector.

Each Fund’s principal investment strategies may be changed without shareholder approval.

The Combined Fund’s principal investment strategies will be those of the Acquiring Fund, except that the Acquiring Fund will add a principal investment strategy to invest at least 20% of its net assets in income-producing securities.

Comparison

One principal difference between the Funds is that the Acquiring Fund invests predominantly in equity securities of companies in emerging markets, which may include dividend-paying equity securities, while the Target Fund may invest in dividend-paying equity securities, as well as convertible securities and fixed income securities of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. In addition, the Acquiring Fund invests in emerging, and frontier countries and markets, including those located within and beyond the Asian region, while the Target Fund invests predominantly in companies located in Asia. The Acquiring Fund therefore has a broader investment universe than the Target Fund.

Reflecting these differences in principal investment strategies, the Acquiring Fund and the Target Fund have different benchmark indexes. The Acquiring Fund’s current benchmark index is the MSCI Emerging Markets Index, a free float-adjusted market capitalization-weighted index of the stock markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates. The Target Fund’s benchmark index is the MSCI All Country Asia ex Japan Index, a free float-adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

While the Acquiring Fund and the Target Fund have certain differences in strategies, the Funds utilize certain compatible investment strategies to achieve their respective investment objectives. Matthews recognizes that approximately 80% of the companies comprising the emerging markets equities investment universe (as represented by the MSCI Emerging Markets Index) are located in Asia, and therefore that there is an increasing overlap between an investment strategies of the Acquiring Fund and the Target Fund. As of June 30, 2024, approximately [78%] of the Acquiring Fund’s assets were invested in securities of companies located in Asia, as compared to approximately [92%] for the Target Fund. For both Funds, Matthews expects that the companies in which the Funds invest typically will be of medium or large size, but the Funds may invest in companies of any size. As of June 30, 2024, approximately [91%] of the Acquiring Fund’s net assets, as compared to approximately [86%] of the Target Fund’s net assets, were invested in medium and large-sized companies. In addition, both Funds have a history of generating dividend yields between 1.5% and 3.5% per year, with an average dividend yield for the Acquiring Fund of approximately [2%] and for the Target Fund of approximately [3%]. The Combined Fund will also have a principal investment strategy to invest at least 20% of its net assets in income-producing securities, which will further align the Combined Fund’s strategy to generate income with that of the Target Fund without disrupting the Acquiring Fund’s past investment approach. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. Therefore, Matthews views the Acquiring Fund’s level of income production as compatible with that of the Target Fund.

While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of the Target Fund’s holdings following the closing of the Reorganization, the portfolio managers of the Target Fund do anticipate disposing of a material portion of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily because certain of the current holdings of the Target Fund are determined not to be appropriate for the Acquiring Fund. Matthews anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s expected investment process both before and after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[400,000 equal to approximately [0.14%] of the Target Fund’s assets] or, based on shares outstanding as of June 30, 2024, $0.[02] per share. These costs will be borne by the Target Fund.

Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund

•   Invests at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region.

•   Invests at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in emerging market countries.

•   After the Reorganization, invests at least 20% of its net assets, which include borrowings for investment purposes, in [dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of companies located in emerging markets.

• The Fund does not have a compatible policy.

•   May invest in companies located in developed countries; however, the Fund may not invest in any company located in a developed country if, at the time of purchase, more than 20% of the Fund’s assets are invested in developed market companies

• May invest in depositary receipts, including American, European and Global Depositary Receipts	• May invest in depositary receipts, including American, European and Global Depositary Receipts
• The Fund does not have a compatible policy.

•   Seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

• Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size	• Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size

•   The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

•   The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

• The Fund does not have a comparable policy.

•   May invest in the Matthews Emerging Markets Equity Active ETF, a series of the Trust with a substantially similar investment strategy to the Acquiring Fund, for cash equitization purposes, which allows the Fund to invest in a manner consistent with its investment strategy while managing daily cash flows, including purchases and redemptions by investors.

Comparison of the Funds’ Risks

The Target Fund and the Acquiring Fund share many of the same principal risks of investment, while others are different. The principal risks of each Fund are set out in the table below.

Principal Risk - ●

Additional Risk -	Target Fund	Acquiring Fund / Combined Fund

Active Management Risk	●	●

Asia Pacific Region—Regional and Country Risks

Convertible Securities Risk	●

Country Concentration Risk		●

Credit Risk	●

Currency Risk	●	●

Cybersecurity Risk	●	●

Depositary Receipts Risk	●	●

Dividend-Paying Securities Risk	●	●

Equity Securities Risk	●	●

Financial Sector Risk	●	●

General Risks

Geopolitical Events Risk	●	●

Growth Stock Risk	●	●

High Yield Securities Risk	●

Information Technology Sector Risk	●	●

Interest Rate Risk	●

Passive Foreign Investment Companies Risk

Political, Social and Economic Risks of Investing in Asia	●	●

Preferred Stock Risk	●	●

Risks Associated with China		●

Risks Associated with China and Hong Kong	●

Risks Associated with Developments in Global Credit and Equity Markets

Risks Associated with Emerging and Frontier Markets	●	●

Risks Associated with Foreign Investments		●

Risks Associated with Latin America		●

Risks Associated with Matthews’ Investment Approach

Risks Associated with Smaller and Medium-Sized Companies	●

Sector Concentration Risk	●	●

Underlying ETF Risk		●

U.S. Securities Risk

Volatility Risk	●	●

Description of Investment Risks

The following are the principal investment risks associated with the Acquiring Fund and, therefore, also with the Combined Fund. You will find additional descriptions of specific risks in the Prospectus and Statement of Additional Information for the Acquiring Fund. There is no guarantee that your investment in a Fund will increase in value. The value of your investment a Fund could go down, meaning you could lose some or all of your investment.

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of a Fund will increase. If the value of a Fund’s investments declines, the net asset value per share (“NAV”) of the Fund will decline, as may the market price of the Fund’s shares, and investors may lose some or all of the value of their investments.

Foreign securities held by a Fund may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed, and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of a Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund.

Your investment in a Fund is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (typically five years or longer), so that you can better manage volatility in the Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Fund’s portfolio will closely track the composition or weightings of market indices (including the Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Fund’s NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by any index (or the markets generally), which, in turn, could result in a difference between the Fund’s performance and the performance of the index.

Risks Associated with Foreign Investments

Investments in foreign securities may involve greater risks than investing in U.S. securities. As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities generally involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and/or other governments are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Fund’s portfolio.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Many foreign countries are heavily dependent upon exports and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Currency Risk

When a Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian and emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility Risk

The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian and emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Equity Securities Risk

Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Preferred Stock Risk

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Depositary Receipts Risk

Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Active Management Risk

Because the Fund is actively managed, its investment return depends on the ability of Matthews to manage its portfolio successfully. There is the risk that Matthews may select securities that underperform the relevant stock market(s), the Fund’s benchmark index or other funds with similar investment objectives and investment strategies.

Growth Stock Risk

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.

Dividend-Paying Securities Risk

The Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian and emerging market companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Sector Concentration Risk

To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sector described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.

Financial Sector Risk

The Fund may invest a significant portion of their assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the financial sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact on a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial companies to incur large losses. Securities of financial companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take actions to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include real estate investment trusts (REITs)). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Information Technology Sector Risk

The Fund may invest a significant portion of its assets in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.

Cybersecurity Risk

With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Political, Social and Economic Risks of Investing in Asia

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Country Concentration Risk

The Fund may invest a significant portion of its total net assets in the securities of issuers located in a single country. An investment in the Fund therefore may entail greater risk than an investment in a fund that does not concentrate its investments in a single or small number of countries because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or countries. As a result, events affecting a single or small number of countries may have a significant and potentially adverse impact on the Fund’s investments, and the Fund’s performance may be more volatile than that of funds that invest globally.

Risks Associated with China

The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Risks Associated with Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

Geopolitical Events Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on the global financial markets. It is difficult to predict when similar events affecting the global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund’s portfolio. Global pandemics such as the novel coronavirus (COVID-19) can have severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of new public health crises will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds, Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Underlying ETF Risk

The Fund may invest in shares of the Matthews Emerging Markets Equity Active ETF, a series of the Trust with a substantially similar investment strategy to the Fund. A Fund that invests in an ETF is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF.

Additional Risks

The following additional or non-principal risks also apply to investments in the Acquiring Fund, and therefore of the Combined Fund.

Risks Associated with Developments in Global Credit and Equity Markets

Developments in global credit and equity markets, such as the credit and valuation problems experienced by the global capital markets in 2008 and 2009, may adversely and significantly impact the Fund’s investments. Although market conditions may start to improve relatively quickly, many difficult conditions may remain for an extended period of time or may return. Because the scope of these conditions may be, and in the past have been, expansive, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events. These conditions could prevent the Fund from successfully executing its investment strategies, result in future declines in the market values of the investment assets held by the Fund, or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.

U.S. Securities Risk

The Fund may invest to a limited extent in stocks issued by U.S. companies. U.S. stocks have certain risks similar to equity securities issued in other countries, such as declines in value over short or extended periods as a result of changes in a company’s financial condition or the overall market as well as economic and political conditions. Although U.S. stocks have enjoyed many years of favorable returns, they have more recently experienced volatility based on political and economic events such as trade disputes. In addition, interest rate increases in the U.S. may adversely affect stocks.

How do the fundamental investment policies of the Funds compare?

The Target Fund and the Acquiring Fund have adopted similar fundamental investment policies, which may not be changed without prior shareholder approval. The fundamental investment policies for the Acquiring Fund and the Target Fund are listed in the statement of additional information dated April 29, 2024, as supplemented, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

The Target Fund currently operates with two fundamental restrictions that the Acquiring Fund has not adopted: (A) the Target Fund is prohibited from owning more than 10% of outstanding voting securities of any one issuer; and (B) the Target Fund is prohibited from investing more than 5% of its assets in companies that are under three years old. Effective upon the completion of the Reorganization, the Acquiring Fund will adopt these fundamental restrictions, such that the fundamental investment restrictions of the Target Fund and the Acquiring Fund will be the same following the Reorganization.

In addition, as noted above, the Target Fund has a secondary fundamental investment objective to seek income. Upon completion of the Reorganization, the Acquiring Fund will adopt as part of its principal investment strategy that at least 20% of its net assets will be invested in income-generating securities, which is consistent with the Acquiring Fund’s historical level of income generation and will align the Acquiring Fund with the Target Fund’s secondary fundamental investment objective without disrupting the Acquiring Fund’s past investment approach. Since its inception on April 30, 2020, the Acquiring Fund has invested between [60]% and [80]% of its net assets in income-generating securities, with approximately [75]% of the Acquiring Fund’s net assets invested in income-generating securities as of June 30, 2024. Therefore, Matthews views the Acquiring Fund’s level of income production as compatible with the secondary investment objective of the Target Fund.

Where can I find more financial and performance information about the Funds?

Additional information is available in the Funds’ prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the Acquiring Fund has not yet commenced operations, no annual report is available for it.

The Target Fund’s prospectus, as well as the Acquiring Fund’s prospectus, are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus. A copy of the Target Fund’s and Acquiring Fund’s prospectuses are available upon request from Matthews, free of charge.

The Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. The Target Fund’s statement of additional information, as well as the Acquiring Fund’s statement of additional information, are incorporated herein by reference, and are available upon request.

The applicable prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports have been filed with the SEC and are available, free of charge, by (i) calling Matthews toll-free at 1-800-789-ASIA (2742), (ii) accessing the documents at the Funds’ website at https://www.matthewsasia.com/resources/docs/fund-documents/, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

PRINCIPAL SHAREHOLDERS

As of [   ], 2024, there were [  ] shares of the Acquiring Fund outstanding. As of the same date, the officers and Trustees of the Trust, as a group, owned or controlled [less than 1% of the outstanding shares of the Acquiring Fund]. As of [   ], 2024, the below shareholders owned of record, or to the knowledge of the Acquiring Fund, beneficially, 5% or more of the outstanding shares of the class identified of the Acquiring Fund.

[To be added.]

As of [   ], 2024, there were [  ] shares of the Target Fund outstanding. As of the same date, the officers and Trustees of the Trust, as a group, owned or controlled [less than 1% of the outstanding shares of the Target Fund]. As of [ ], 2024, the below shareholders owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares of the class identified of the Target Fund.

[To be added.]

OTHER SERVICE PROVIDERS

Administrator. Bank of New York Mellon (“BNY Mellon”), 240 Greenwich St. New York, NY 10007, serves as the administrator for the Funds.

Distributor. Foreside Funds Distributors LLC (“Foreside”), Three Canal Plaza, Suite 100, Portland, ME 04101, is the Distributor of the Funds’ shares.

Transfer Agent. BNY Mellon, 240 Greenwich St. New York, NY 10007, serves as transfer agent for the Funds.

Custodian. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is custodian of the Target Fund’s investments. BNY Mellon, 240 Greenwich St. New York, NY 10007, is custodian of the Acquiring Fund’s investments.

Trust Counsel. Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, CA 94111, is counsel to the Trust.

Independent Registered Public Accounting Firm. [PricewaterhouseCoopers LLP] serves as the independent registered public accounting firm to the Funds.

Additional Compensation to Financial Intermediaries.

The operating expenses of the Funds include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly with the Funds, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Target Fund under an agreement between the Trust, on behalf of the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board determines may represent compensation to intermediaries for distribution services.

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of a Fund. With respect to the Funds, such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Funds. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about a Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of a Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

ADDITIONAL INFORMATION

Shareholders Sharing the Same Address. Normally, if two or more shareholders share the same address and last name, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Target Fund has received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the Information Statement/Prospectus to a shareholder at a shared address. Please call Matthews toll-free at 1-800-789-ASIA (2742) if you would like to receive a separate copy of the Information Statement/Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of that Fund’s operations, as indicated by the table.

For the Target Fund, the financial highlights are included in the Target Fund’s prospectus, which is incorporated by reference herein. The financial highlights for the Target Fund have been audited by [PricewaterhouseCoopers LLP], whose report, along with the Target Fund’s audited annual financial statements, are included in the Target Fund’s annual report.

For the Acquiring Fund, the financial highlights are included in the Acquiring Fund’s prospectus, which is incorporated by reference herein. The financial highlights for the Acquiring Fund have been audited by [PricewaterhouseCoopers LLP ], whose report, along with the Acquiring Fund’s audited annual financial statements, are included in the Acquiring Fund’s annual report.

Further information about the Funds’ performance is contained in the Annual and Semi-Annual Reports. The Funds will furnish, without charge, a copy of their most recent Annual and Semi-annual Report to any shareholder upon request.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

[To be added]

SUBJECT TO COMPLETION, DATED [  ], 2024

MATTHEWS INTERNATIONAL FUNDS

Matthews Asian Growth and Income Fund

Matthews Emerging Markets Equity Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

[  ], 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the Matthews Asian Growth and Income Fund (the “Target Fund”), a series of Matthews International Funds, d/b/a Matthews Asia Funds (the Trust”), into the Matthews Emerging Markets Equity Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), also a series of the Trust.

This SAI contains information which may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [  ], 2024 (the “Combined Prospectus/Information Statement”). As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of the assets and all of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund. The Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to the Target Fund or the Acquiring Fund, c/o Matthews International Funds, Four Embarcadero Center, Suite 550, San Francisco, CA 94111, or by calling 800.789.ASIA (2742).

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND	2
FINANCIAL STATEMENTS	2
SUPPLEMENTAL FINANCIAL INFORMATION	2

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

For the Target Fund: Incorporated by reference is the  Statement of Additional Information included in the Trust’s Registration Statement on Form N-1A dated April 29, 2024, as supplemented, which is on file with the U.S. Securities and Exchange Commission (the “SEC”) (SEC Accession No. 0001193125-24-122238).

For the Acquiring Fund: Incorporated by reference is the  Statement of Additional Information included in the Trust’s Registration Statement on Form N-1A dated April 29, 2024, as supplemented, which is on file with the SEC (SEC Accession No. Accession No. 0001193125-24-122238).

FINANCIAL STATEMENTS

This SAI incorporates by reference the Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended December 31, 2023, filed March 8, 2024 (SEC Accession No. 0001193125-24-063256), and the Semi-Annual Report to Shareholders of the Target Fund for the period ended June 30, 2023, filed September 8, 2023 (SEC Accession No. 0001193125-23-231663), each as filed with the SEC. The Annual Report and the Semi-Annual Report contain historical financial information regarding the Target Fund.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Prospectus/Information Statement.

The Reorganization will result in a material change to the Target Fund’s investment portfolio. It is expected that certain securities held by the Target Fund will be disposed of prior to the Reorganization given the investment strategies of the Combined Fund. A schedule of investments of the Target Fund, as of December 31, 2023 and included below, has been annotated to indicate the anticipated sale of the Target Fund’s holdings prior to the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Fund in advance of the Reorganization and/or the Acquiring Fund following the Reorganization.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

Schedule of Investments – Matthews Asian Growth and Income Fund

[To be added]

2

MATTHEWS INTERNATIONAL FUNDS

Form N-14

Part C—Other Information

Item 15.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument, incorporated herein by reference to Exhibits 1(a) and 1(b) hereto, provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. The Registrant has also entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 16.	Exhibits

(1)(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(1)(b)	Amendment No. 1 to Trust Instrument was filed electronically with Post-Effective Amendment No. 97 on June 30, 2022.

(2)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(3)	Voting Trust Agreements — None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(5)	See Exhibits 1(a) and 1(b), Articles II, VII, IX, X and XI, and Exhibit 2, Articles IV, V and VI.

(6)(a)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(6)(b)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(6)(c)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(6)(d)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005

(6)(e)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(6)(f)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(6)(g)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(6)(h)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(6)(i)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(6)(j)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2011 to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(6)(k)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(6)(l)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2013 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(6)(m)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2014 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(6)(n)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2015 to reflect the addition of the Matthews Asia ESG Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(6)(o)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2015 to reflect the addition of the Matthews Asia Value Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(6)(p)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated February 1, 2016, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(6)(q)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(6)(r)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, effective as of August 30, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(6)(s)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(6)(t)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(6)(u)	Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated June 30, 2022 was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(6)(v)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets ex China Active ETF, dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(6)(w)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated February 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(6)(x)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(6)(y)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated September 20, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(6)(z)	Amendment to Investment Management Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of December 29, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(6)(aa)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect a reduction in advisory fees for the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund, effective as of January 1, 2024 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 112 on April 29, 2024.

(7)(a)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(7)(b)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(7)(c)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(7)(d)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(7)(e)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(7)(f)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(7)(g)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(7)(h)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., effective May 27, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(7)(i)	Distribution Agreement among Matthews International Funds, Matthews International Capital Management, LLC and HMC Partners, dated May 17, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(7)(j)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 4, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(7)(k)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(7)(l)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(7)(m)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(7)(n)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(7)(o)	Novation to Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(7)(p)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(7)(q)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(7)(s)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated June 30, 2022 was filed electronically with Post-Effective Amendment 97 on June 30, 2022.

(7)(t)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(7)(u)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Discovery Active ETF and Matthews China Discovery Active effective as of December 29, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(8)	Not Applicable.

(9)(a)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(9)(b)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(9)(c)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(9)(d)	Amended Schedule II to Custody Agreement with The Bank of New York, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(9)(e)	Custodian Agreement with Brown Brothers Harriman & Co., dated July 20, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(9)(f)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(9)(g)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 12, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(9)(h)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated May 19, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(9)(i)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(j)	Futures Customer Account Agreement with HSBC Securities (USA) Inc., dated November 22, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(k)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(9)(l)	Customer Agreement for Futures Contracts with UBS Securities LLC, dated September 12, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(9)(m)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(9)(n)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(9)(o)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(9)(p)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(9)(q)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(9)(r)	Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon, on behalf of the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF, dated July 7, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(9)(s)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets ex China Active ETF dated December 30, 2022 was filed electronically with Post-Effective Amendment 101 on December 30, 2022.

(9)(t)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Korea Active ETF dated April 28, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(9)(u)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Pacific Tiger Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Asia Dividend Active ETF dated August 25, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 107 on September 20, 2023.

(9)(v)	Amendment to Custody Agreement among Matthews International Funds, Matthews International Capital Management, LLC, and The Bank of New York Mellon to reflect the addition of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF effective as of November 15, 2023 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(10)(a)(i)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(10)(a)(ii)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(10)(a)(iii)	Amended and Restated Distribution (12b-1) and Services Plan —Investor Class, dated February 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(10)(b)(i)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(10)(b)(ii)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(10)(b)(iii)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(10)(b)(iv)	Amended and Restated Appendix A to the Multiple Class Plan, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(10)(b)(v)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Value Fund, dated November 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(10)(b)(vi)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(10)(b)(vii)	Amended and Restated Multiple Class Plan dated February 28, 2017 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(10)(b)(viii)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(10)(ix)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(11)	Opinion and Consent of Paul Hastings LLP as to the legality of shares being registered – to be filed by amendment.

(12)	Form of Opinion of Paul Hastings LLP as to tax matters – to be filed by amendment.

(13)(a)(i)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(ii)	Amendment to Investment Company Services Agreement, dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(iii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(iv)(A)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(iv)(B)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(v)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(vii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(13)(a)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(13)(a)(ix)	Amendment to Investment Company Services Agreement, dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(x)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(xi)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(a)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(a)(xv)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xvi)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xvii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(a)(xviii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(a)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, effective May 31, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(13)(a)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(a)(xxi)	Amendment to Second Amended and Restated Investment Company Services Agreement, dated January 1, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(13)(a)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(a)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(a)(xxiv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(a)(xxv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(a)(xxvi)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(a)(xxvii)	Amendment to Second Amended and Restated Investment Company Services Agreement to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(13)(b)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(b)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(b)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 13, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(13)(b)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(b)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(b)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(13)(b)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(b)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(b)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(b)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated December 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(13)(b)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(b)(xii)(A)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(b)(xii)(B)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(b)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 1, 2013, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(13)(b)(xiv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(b)(xv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(b)(xvi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(b)(xvii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(b)(xviii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(b)(xix)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(13)(c)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(i)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(c)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(13)(c)(iv)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(c)(v)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(13)(c)(vi)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(c)(vii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(c)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(c)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(c)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of May 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(13)(c)(xi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(c)(xii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(c)(xiii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(c)(xiv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(13)(c)(xv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of November 30, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 75 on November 29, 2017.

(13)(c)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(c)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Small Companies Fund (formerly known as the Matthews Asia Small Companies Fund), the reorganization and liquidation of the Matthews Emerging Asia Fund, and the liquidation of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(13)(c)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the renaming of the Matthews Emerging Markets Sustainable Future Fund (formerly known as the Matthews Asia ESG Fund), effective as of July 29, 2022 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 98 on July 29, 2022.

(13)(d)	Amended and Restated Intermediary platform fee subsidy letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of March 1, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(e)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(f)	Amendment to fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of February 28, 2018, is incorporated by reference to and was filed electronically with Post-Effective Amendment No. 77 on April 27, 2018.

(13)(g)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(13)(h)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of December 29, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 109 on December 15, 2023.

(13)(i)	Fund of Funds Investment Agreement between Matthews International Funds and Fidelity Rutland Square Trust II, effective as of January 18, 2022, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment 105 on April 28, 2023.

(14)(a)	Legal Opinions of Counsel are incorporated herein by reference to and were filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, respectively.

(14)(b)	Legal Opinions of Counsel are incorporated herein by reference to and were filed electronically with Post–Effective Amendment Nos. 38, 46, 50, 55, 60 and 63, on November 30, 2009, May 31, 2011, November 29, 2011, April 30, 2013, April 30, 2015, November 30, 2015, and April 28, 2016, respectively.

(14)(c)	Legal opinion with respect to Matthews Emerging Markets Equity Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(14)(d)	Legal opinion of Paul Hastings LLP as to tax matters with respect to the reorganization of the Matthews Emerging Asia Fund, a series of the Registrant, into the Matthews Asia Small Companies Fund, a series of the Registrant, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 92 on April 30, 2021.

(14)(e)	Consent of PricewaterhouseCoopers LLP – to be filed by amendment.

(15)	Not applicable.

(16)(a)	Power of Attorney, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(16)(b)	Power of Attorney, dated January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(16)(c)	Power of Attorney, dated August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(16)(d)	Power of Attorney, dated May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(16)(e)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(16)(f)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(16)(g)	Power of Attorney, dated April 28, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(16)(h)	Power of Attorney, dated November 14, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(16)(i)	Power of Attorney, dated May 31, 2023, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 106 on July 7, 2023.

(16)(j)	Power of Attorney, dated February 21, 2024, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 113 on April 29, 2024.

(17)(b)(i)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(17)(b)(ii)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(17)(b)(iii)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(17)(b)(iv)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(17)(b)(v)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(17)(b)(vi)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(17)(b)(vii)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment to this Registration Statement a final opinion and consent of counsel regarding the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of San Francisco and State of California, on the 30th day of August, 2024.

Matthews International Funds

By:	/s/ James Cooper Abbott
James Cooper Abbott, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Cooper Abbott James Cooper Abbott	Trustee, President and Principal Executive Officer	August 30, 2024

/s/ Shai Malka Shai Malka	Treasurer, Principal Financial Officer and Principal Accounting Officer	August 30, 2024

Neal Andrews* Neal Andrews	Trustee	August 30, 2024

Gale K. Caruso* Gale K. Caruso	Trustee	August 30, 2024

Christopher F. Lee * Christopher F. Lee	Trustee	August 30, 2024

Rhoda Rossman* Rhoda Rossman	Trustee	August 30, 2024

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	August 30, 2024

* By:	/s/ John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney